Provisions for liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Other Provisions [Abstract]
Summary of Provisions Excluding Post-Retirement Benefits

	Restructuring of existing businesses £m	Employee-related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2020	298	28	73	659	1,058

Differences on exchange	5	(2)	–	(57)	(54)

Subsidiaries acquired	–	–	–	6	6

Provided in respect of the year	60	19	–	312	391
- in respect of MSA litigation (Texas, Minnesota, Mississippi)	–	–	–	212	212
- in respect of other	60	19	–	100	179

Utilised during the year	(122)	(7)	(3)	(284)	(416)
- in respect of excise dispute in Russia	–	–	–	(226)	(226)
- in respect of other	(122)	(7)	(3)	(58)	(190)

31 December 2020	241	38	70	636	985

Analysed on the balance sheet as

– current	165	23	1	409	598

– non-current	76	15	69	227	387

	241	38	70	636	985

	Restructuring of existing businesses £m	Employee- related benefits £m	Fox River £m	Other provisions £m	Total £m

1 January 2019	127	33	108	381	649

Differences on exchange	(11)	(1)	–	(17)	(29)

Provided in respect of the year	235	9	–	793	1,037
- in respect of Quebec Class Action	–	–	–	436	436
- in respect of excise dispute in Russia	–	–	–	252	252
- in respect of other	235	9	–	105	349

Utilised during the year	(53)	(13)	(35)	(498)	(599)
- in respect of Quebec Class Action	–	–	–	(436)	(436)
- in respect of other	(53)	(13)	(35)	(62)	(163)

31 December 2019	298	28	73	659	1,058

Analysed on the balance sheet as

– current	203	14	6	447	670

– non-current	95	14	67	212	388

	298	28	73	659	1,058